Commitments and contingencies	12 Months Ended
Dec. 31, 2018
Commitments and contingencies [Abstract]
Commitments and contingencies

17.	Commitments and contingencies

In the normal course of business, we conduct product research and development programs through collaborative programs that include, among others, arrangements with universities, contract research organizations and clinical research sites. We have contractual arrangements with these organizations. As of December 31, 2018, external research projects included in the schedule below for 2019 total CHF 18.8 million that have been committed.

We lease our corporate, laboratory and other facilities under multiple operating leases at the EPFL Innovation Park in Ecublens, near Lausanne, Canton of Vaud, Switzerland. Our lease agreements have no termination clauses longer than a 12-month contractual notice period. Rental expense for the years ended December 31, 2018, 2017 and 2016 was CHF 0.8 million, 0.5 million and CHF 0.4 million, respectively. As of December 31, 2018, rental contracts for CHF 0.8 million were committed for 2019.

	As of December 31,
in CHF thousands	2018	2017
Within one year	19,880	9,686
Between one and three years	6,995	2,546
Between three and five years	5,009	140
More than five years	1,190	—
Total	33,074	12,372